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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2000
                                                     -----------------

Check here if Amendment  [   ]            Amendment  Number:  ____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:     Karen M. Fleiss
Address:  1270 Avenue of The Americas, 11th Floor
          New York, New York  10020


Form 13F File Number:      28-04221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karen M. Fleiss
Title:  Managing Member of KMF Advisers LLC, General Partner of
        KMF Partners, L.P.
Phone:  (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss           New York, New York                    2/7/01
----------------------        --------------------           -------------------
[Signature]                   [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           2
                                         ---------

Form 13F Information Table Entry Total:     60
                                         ---------

Form 13F Information Table Value Total:    299,067
                                         ---------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                Name

 1                28-04223                            KMF Partners, L.P.

 2                28-05699                            KMF Advisers LLC


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KMF PARTNERS
13F SECURITIES
FOR THE PERIOD ENDING 12/31/00

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Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
ABGENIX INC.                          COM        00339B107    6,645        112,500     Defined      1, 2       112,500
ADELPHIA COMMUNICATIONS CORP.         CLA        006848105    5,163        100,000     Defined      1, 2       100,000
AGILENT TECHNOLOGIES                  COM        00846U101    6,570        120,000     Defined      1, 2       120,000
ALKERMES INC.                         COM        01642T108    2,510         80,000     Defined      1, 2        80,000
ALLERGAN INC.                         COM        018490102    1,936         20,000     Defined      1, 2        20,000
AMERICA ONLINE INC.                   COM        02364J104   18,941        544,288     Defined      1, 2       544,288
AMERICAN HOME PRODUCTS INC.           COM        026609107    9,533        150,000     Defined      1, 2       150,000
APRIA HEALTHCARE GROUP INC.           COM        037933108    5,950        200,000     Defined      1, 2       200,000
AVICI SYSTEMS INC.                    COM        05367L109    3,078        125,000     Defined      1, 2       125,000
BIOVAIL CORP.                         COM        09067J109      777         20,000     Defined      1, 2        20,000
BROCADE COMMUNICATIONS SYSTEMS INC.   COM        111621108    4,591         50,000     Defined      1, 2        50,000
BURLINGTON RESOURCES INC.             COM        122014103    2,525         50,000     Defined      1, 2        50,000
CELL GENESYS INC.                     COM        150921104    2,852        125,000     Defined      1, 2       125,000
CEPHALON INC.                         COM        156708109    4,432         70,000     Defined      1, 2        70,000
CHECK POINT SOFTWARE INC.             ORD        M22465104   10,685         80,000     Defined      1, 2        80,000
CIENA CORP                            COM        171779101    8,938        110,000     Defined      1, 2       110,000
CITRIX SYSTEMS                        COM        177376100    6,075        270,000     Defined      1, 2       270,000
CLEAR CHANNEL                         COM        184502102    2,906         60,000     Defined      1, 2        60,000
COMCAST CORP.                         CLA        200300101    4,175        100,000     Defined      1, 2       100,000
CORVIS CORP.                          COM        221009103    1,191         50,000     Defined      1, 2        50,000
CYTYC CORP.                           COM        232946103    4,692         75,000     Defined      1, 2        75,000


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

Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
ELI LILLY & CO.                       COM        532457108    4,653         50,000     Defined      1, 2        50,000
ESPERION THERAPEUTICS INC.            COM        29664R106    2,012        185,000     Defined      1, 2       185,000
EVEREST REINSURANCE GROUP LTD.        COM        G3223R108    3,295         46,000     Defined      1, 2        46,000
GENENTECH INC.                        COM        368710406    4,287         52,600     Defined      1, 2        52,600
GILEAD SCIENCES                       COM        375558103    2,903         35,000     Defined      1, 2        35,000
GUIDANT CORP                          COM        401698105    4,315         80,000     Defined      1, 2        80,000
HEALTHSOUTH CORP.                     COM        421924101    3,263        200,000     Defined      1, 2       200,000
IDEC PHARMACEUTICALS CORP.            COM        449370105    7,583         40,000     Defined      1, 2        40,000
IMCLONE SYSTEMS                       COM        45245W109    4,840        110,000     Defined      1, 2       110,000
JDS UNIPHASE CORP                     COM        46612J101   12,089        290,000     Defined      1, 2       290,000
KINDER MORGAN INC.                    COM        49455P101    5,219        100,000     Defined      1, 2       100,000
KING PHARMACEUTICALS INC.             COM        495582108    1,034         20,000     Defined      1, 2        20,000
KOHL'S CORPORATION                    COM        500255104   10,687        175,200     Defined      1, 2       175,200
MEDICINES COMPANY                     COM        584688105    1,384         67,500     Defined      1, 2        67,500
MEDIMMUNE INC.                        COM        584699102   15,022        315,000     Defined      1, 2       315,000
MEDTRONIC INC.                        COM        585055106    4,033         66,800     Defined      1, 2        66,800
MILLENIUM PHARMACEUTICALS INC.        COM        599902103    1,856         30,000     Defined      1, 2        30,000
MORGAN STANLEY DEAN WITTER & CO.      COM        617446448    3,963         50,000     Defined      1, 2        50,000
MYRIAD GENETICS, INC.                 COM        62855J104   10,509        127,000     Defined      1, 2       127,000
ORACLE SYSTEMS                        COM        68389X105    5,813        200,000     Defined      1, 2       200,000
OSI PHARMACEUTICALS, INC.             COM        671040103   17,227        215,000     Defined      1, 2       215,000


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Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
OXFORD HEALTH PLANS                   COM        691471106   11,850        300,000     Defined      1, 2       300,000
PHARMACIA CORP.                       COM        71713U102    1,220         20,000     Defined      1, 2        20,000
PUBLIC SERVICE ENTERPRISE GROUP INC.  COM        744573106    9,725        200,000     Defined      1, 2       200,000
QUEST DIAGNOSTICS                     COM        74834L100    4,260         30,000     Defined      1, 2        30,000
SUN MICROSYSTEMS                      COM        866810104    5,575        200,000     Defined      1, 2       200,000
TIFFANY & CO.-NEW                     COM        886547108    3,795        120,000     Defined      1, 2       120,000
UNITEDHEALTH GROUP INC.               COM        91324P102    6,138        100,000     Defined      1, 2       100,000
UNOCAL CORP.                          COM        915289102    3,869        100,000     Defined      1, 2       100,000
VORNADO REALTY TRUST                  COM        929042109    3,831        100,000     Defined      1, 2       100,000
WELLPOINT HEALTH NETWORKS INC.        COM        94973H108    5,763         50,000     Defined      1, 2        50,000
ALLEGIANCE TELECOM INC JAN 20 CALLS   CALL       01747T902      638          1,500     Defined      1, 2         1,500
AT&T CORP JAN 20 CALLS                CALL       001957909       63          2,000     Defined      1, 2         2,000
BIOGEN INC JAN 55 CALLS               CALL       090597905      850          1,000     Defined      1, 2         1,000
CHARTER COMMUNICATIONS INC
JAN 20 CALLS                          CALL       16117M907      338          1,000     Defined      1, 2         1,000
HEWLETT-PACKARD CO JAN 40 CALLS       CALL       428236903       38          2,000     Defined      1, 2         2,000
LUCENT TECHNOLOGIES INC JAN 15 CALLS  CALL       549463907      325          4,000     Defined      1, 2         4,000
MCLEODUSA INC JAN 15 CALLS            CALL       582266902      149          1,400     Defined      1, 2         1,400
WEBMD CORP APR 10 CALLS               CALL       94769M905      488          3,000     Defined      1, 2         3,000


                                TOTAL                      299,067
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